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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DnB NOR Asset Management (US), Inc.
Address: 200 Park Ave., 31st Floor
         New York, NY  10166

Form 13F File Number:  28-04035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items statements, schedules, lists, and tables, are considered integral parts of this form.

DnB NOR Asset Management (US), Inc. is in dissolution as of August 31, 2009, and any and all holdings are now managed by DnB NOR Asset Management AS in Norway.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Dalton
Title:   CCO
Phone:   212-551-9800

Signature, place, and Date of Signing:

/s/ Kim Dalton                New York, NY                   3/29/2010
--------------------          --------------------           ------------
[Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
--------------------               ---------------------------
28-13463                           DnB NOR Asset Management AS